Other intangible assets, Carrying Value of Estimated Useful Lives and Changes on Actual and Expected Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Carrying value of estimated useful lives [Abstract]
Intangible assets other than goodwill	$ 4,331.2	$ 5,383.0	$ 5,942.3
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	$ (1,091.0)
Purchased Intangibles [Member] | Bottom of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives	1 year
Amortization	$ 158.1
Purchased Intangibles [Member] | Top of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives	1 year
Amortization	$ 166.4
Purchased Technology [Member]
Carrying value of estimated useful lives [Abstract]
Intangible assets other than goodwill	$ 1,049.5	1,335.5	1,509.7
Purchased Technology [Member] | Bottom of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives	3 years
Purchased Technology [Member] | Top of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives	12 years
Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	$ (120.0)
Customer Relationships [Member]
Carrying value of estimated useful lives [Abstract]
Intangible assets other than goodwill	$ 3,020.1	3,752.1	$ 4,119.0
Customer Relationships [Member] | Bottom of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives	2 years
Customer Relationships [Member] | Top of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives	15 years
Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	$ (971.0)
2021 [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	261.0
2021 [Member] | Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	59.0
2021 [Member] | Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	202.0
2022 [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	261.0
2022 [Member] | Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	59.0
2022 [Member] | Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	202.0
2023 [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	261.0
2023 [Member] | Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	59.0
2023 [Member] | Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	202.0
2024 [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	261.0
2024 [Member] | Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	59.0
2024 [Member] | Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	202.0
2025 [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	192.0
2025 [Member] | Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	25.0
2025 [Member] | Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	167.0
2026 [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	(145.0)
2026 [Member] | Purchased Technology [Member] | Cost of sales [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	(141.0)
2026 [Member] | Customer Relationships [Member] | Selling and distribution expenses [Member]
Expected amortization expense [abstract]
Increase/(decrease) in amortization expense	(4.0)
HPE Software Business [Member] | Purchased Technology [Member]
Carrying value of estimated useful lives [Abstract]
Intangible assets other than goodwill	1,000.0	$ 966.4
Estimated useful lives		7 years
HPE Software Business [Member] | Purchased Technology [Member] | Top of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives		5 years
HPE Software Business [Member] | Customer Relationships [Member]
Carrying value of estimated useful lives [Abstract]
Intangible assets other than goodwill	$ 3,000.0	$ 2,770.4
Estimated useful lives		12 years
HPE Software Business [Member] | Customer Relationships [Member] | Bottom of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives		5 years
HPE Software Business [Member] | Customer Relationships [Member] | Top of Range [Member]
Carrying value of estimated useful lives [Abstract]
Estimated useful lives		11 years
HPE Software Business [Member] | Purchased Technology and Customer Relationship [Member]
Carrying value of estimated useful lives [Abstract]
Intangible assets other than goodwill		$ 3,736.8